Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)

Top client	$90,526	$86,239	$156,344	$190,922
Clients 2-5	168,305	92,852	336,773	183,163
Clients 6-10	104,301	52,853	221,366	106,283
Clients 11-25	125,758	79,633	246,065	149,008
Other	152,720	119,446	301,187	233,601

Total	$641,610	$431,023	$1,261,735	$862,977